Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Changes in Goodwill

	2022 £m	2021 £m

Cost at 1 January	10,552	10,597

Exchange adjustments	550	(55)

Additions through business combinations (Note 41)	1,127	–

Other movements	–	10

Transfer to assets held for sale/distribution	(5,183)	–

Cost at 31 December	7,046	10,552

Net book value at 1 January	10,552	10,597

Net book value at 31 December	7,046	10,552

Summary of Goodwill Allocated to Segments
All Goodwill is allocated to the Group’s segments as follows:

2022 £m

Commercial operations	6,148

Total R&D	898

Net book value at 31 December	7,046
In 2021, prior to changes in the Group’s segment reporting (Note 6) Goodwill was allocated as follows:

2021 £m

Pharmaceuticals	4,228

Vaccines	1,264

Consumer Healthcare	5,060

Net book value at 31 December	10,552

Schedule of Discounted Cash Flow Models Used in Impairment Tests
Details relating to the discounted cash flow models used in the impairment tests are as follows:

Valuation basis	Fair value less costs of disposal

Key assumptions	Sales growth rates Profit margins Terminal growth rate Discount rate Taxation rate

Determination of assumptions
Growth rates are internal forecasts based on both internal and external market information.

Margins reflect past experience, adjusted for expected changes.

Terminal growth rates based on management’s estimate of future long-term average growth rates.

Discount rates based on Group WACC, adjusted where appropriate.

Taxation rates based on appropriate rates for each jurisdiction.

Period of specific projected cash flows	Five years

Terminal growth rate and discount rate		Terminal growth rate	Discount rate

2022
	Commercial operations	0% p.a.	7% p.a
	R&D	0% p.a.	7% p.a

2021
	Pharmaceuticals	0% p.a.	7% p.a
	Vaccines	0% p.a.	7% p.a
	Consumer Healthcare	2.5% p.a.	6% p.a